Organization and Summary of Significant Accounting Policies (Details) (Mexican peso option contracts, Not Designated as Hedging Instruments, Other current liabilities, USD $)
In Thousands, unless otherwise specified
	Jun. 30, 2013	Jul. 01, 2012
Mexican peso option contracts | Not Designated as Hedging Instruments | Other current liabilities
Fair market value of all outstanding Mexican peso option contracts
Not designated as hedging instruments, current liabilities, at fair value		$ (395)